RULE 497 DOCUMENT

On behalf of Jacob Funds, Inc. (the “Company”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Company pursuant to Rule 497(c) under the Securities Act on January 3, 2012; such form of prospectus (accession number 0001450791-12-000004) is incorporated by reference into this Rule 497 Document.